Long Term Debt (Long Term Maturities) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	$ 1,119
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	898
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	1,742
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	758
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	1,138
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	9,847
Total debt maturities including current portion	15,502
Emera Inc
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	225
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	339
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	500
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	1,637
Total debt maturities including current portion	2,701
Emera US Finance LP [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	682
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	1,023
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	2,729
Total debt maturities including current portion	4,434
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	409
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	0
Total debt maturities including current portion	409
Emera Maine [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	41
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	123
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	28
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	286
Total debt maturities including current portion	478
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	95
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	516
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	1,965
Total debt maturities including current portion	2,576
EBP [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	248
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	0
Total debt maturities including current portion	248
Grand Bahama Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	17
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	50
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	37
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	33
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	45
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	0
Total debt maturities including current portion	182
The Barbados Light and Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	31
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	59
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	30
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	13
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	25
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	100
Total debt maturities including current portion	258
Tampa Electric Division [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	315
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	307
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	2,504
Total debt maturities including current portion	3,126
New Mexico Gas Company [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	273
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	95
Total debt maturities including current portion	368
Peoples Gas System Division [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	64
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	34
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	327
Total debt maturities including current portion	425
New Mexico Gas Incorporate [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	69
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	204
Total debt maturities including current portion	273
Icd Utilities Limited [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2023	24
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	0
Total debt maturities including current portion	$ 24